Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 159,588	$ 1,475	$ 265,747	$ 93,664
COST OF GOODS SOLD	106,675	575	182,519	43,762
GROSS PROFIT	52,913	900	83,228	49,902
SELLING, GENERAL AND ADMINISTRATIVE
Research and development	84,717	55,165	329,452	210,706
Professional fees	187,766	50,057	818,698	268,223
Sales and marketing expenses	191,471	43,773	1,041,575	197,372
Share based compensation	298,301		3,223,674	311,919
General and administrative expenses	1,185,456	559,462	3,326,306	1,831,170
TOTAL SELLING, GENERAL AND ADMINISTRATIVE	1,947,711	708,457	8,739,705	2,819,390
LOSS FROM OPERATIONS	(1,894,798)	(707,557)	(8,656,477)	(2,769,488)
OTHER INCOME (EXPENSE):
Interest expense	(271,919)	(58,785)	(467,849)	(29,474)
Amortization of debt discount			(89,787)
Loss on disposal of assets				(4,067)
Other income	6,904		1,110
Gain on forgiveness of paycheck protection loan		112,338	112,338
Foreign currency transaction loss	(125)		(21)
TOTAL OTHER EXPENSE	(265,140)	53,553	(444,209)	(33,541)
LOSS BEFORE INCOME TAXES	(2,159,938)	(654,004)	(9,100,686)	(2,803,029)
PROVISION FOR INCOME TAXES
NET LOSS	(2,159,938)	(654,004)	(9,100,686)	(2,803,029)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	451		(3,990)
TOTAL COMPREHENSIVE LOSS	$ (2,159,487)	$ (654,004)	$ (9,104,676)	$ (2,803,029)
NET LOSS PER COMMON SHARE
Basic and diluted (in Dollars per share)	$ (0.04)	$ (0.02)	$ (0.26)	$ (0.1)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted (in Shares)	50,553,957	29,520,454	30,680,204	26,819,946